As filed with the Securities and Exchange Commission on July 13, 2017

Registration No. 333-217212

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[	]

Post-Effective Amendment No. 1	[X	]
(Check appropriate box or boxes)

BMO FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 236-3863

John M. Blaser

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of BMO Funds, Inc. (“Registrant”) on Form N-14 hereby incorporates by reference Parts A and B of Registrant’s Registration Statement on Form N-14 (File No. 333-217212) filed with the Securities and Exchange Commission on May 11, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended. The purpose of this Post-Effective Amendment No. 1 is to file the following Exhibits: (1) Exhibit 12 -- Opinion and Consent of Godfrey & Kahn, S.C., regarding certain tax matters, and (2) Exhibit 17(a) -- Final Form of Proxy Card.

2

PART C

BMO FUNDS, INC.

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article IX of the By-Laws of BMO Funds, Inc. (the “Registrant”), and Section 4 of the Distribution Agreement between the Registrant and BMO Investment Distributors, LLC (the “Distributor”).

The Registrant’s By-Laws provide for indemnification of its officers and directors to the fullest extent permitted by Wisconsin Business Corporation Law and applicable federal and state securities laws. Notwithstanding the foregoing, the By-Laws state that this indemnification will not protect any officer or director against liability to the Registrant or any shareholder by reason of his/her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such officer’s or director’s office.

The Distribution Agreement between the Registrant and the Distributor provides that the Registrant will indemnify the Distributor and any of its officers, directors, employees, and control persons against certain losses incurred under the securities laws or otherwise, arising out of or based upon any alleged untrue statement or omission of a material fact contained in the Registrant’s SEC filings or other documents and in certain other circumstances.

In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit; or (iv) willful misconduct.

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant against certain liabilities that might be imposed as a result of actions, suit, or proceedings to which they are parties by reason of being or having been such directors or officers. In addition, each of the directors who is not an “interested person” (as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)) of Registrant (a “Non-interested Director”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Director against certain liabilities which such director may incur while acting in the capacity as a director, officer, or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Director and is not affected by amendment of the Articles of Incorporation. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the indemnification agreement does not protect a Non-interested Director against any liability to the Registrant or its shareholders to which such Non-interested Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      Item 16. Exhibits.

Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(1)(a)	Articles of Incorporation dated July 30, 1992	Exhibit to Post-Effective Amendment (“PEA”) No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(b)	Amendment No. 1 to Articles of Incorporation dated August 11, 1992	Exhibit to PEA No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(c)	Amendment No. 2 to Articles of Incorporation dated September 14, 1992	Exhibit to PEA No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(d)	Amendment No. 3 to Articles of Incorporation dated April 23, 1993	Exhibit to PEA No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(e)	Amendment No. 4 to Articles of Incorporation dated November 1, 1993	Exhibit to PEA No. 8 to Form N-1A Registration Statement filed December 28, 1993.
(1)(f)	Amendment No. 5 to Articles of Incorporation dated July 25, 1994	Exhibit to PEA No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(g)	Amendment No. 6 to Articles of Incorporation dated October 24, 1994	Exhibit to PEA No. 15 to Form N-1A Registration Statement filed June 17, 1996.
(1)(h)	Amendment No. 7 to Articles of Incorporation dated July 22, 1996	Exhibit to PEA No. 17 to Form N-1A Registration Statement filed August 30, 1996.
(1)(i)	Amendment No. 8 to Articles of Incorporation dated April 28, 1997	Exhibit to PEA No. 22 to Form N-1A Registration Statement filed October 21, 1998.
(1)(j)	Amendment No. 9 to Articles of Incorporation dated October 26, 1998	Exhibit to PEA No. 27 to Form N-1A Registration Statement filed August 27, 1999.
(1)(k)	Amendment No. 10 to Articles of Incorporation dated June 7, 1999	Exhibit to PEA No. 29 to Form N-1A Registration Statement filed October 29, 1999.
(1)(l)	Amendment No. 11 to Articles of Incorporation dated January 31, 2000	Exhibit to PEA No. 31 to Form N-1A Registration Statement filed March 1, 2000.
(1)(m)	Amendment No. 12 to Articles of Incorporation dated July 10, 2000	Exhibit to PEA No. 33 to Form N-1A Registration Statement filed October 30, 2000.
(1)(n)	Amendment No. 13 to Articles of Incorporation dated February 26, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(1)(o)	Amendment No. 14 to Articles of Incorporation dated July 30, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(1)(p)	Amendment No. 15 to Articles of Incorporation dated June 21, 2005	Exhibit to PEA No. 46 to Form N-1A Registration Statement filed October 31, 2005.
(1)(q)	Amendment No. 16 to Articles of Incorporation dated October 26, 2005	Exhibit to PEA No. 46 to Form N-1A Registration Statement filed October 31, 2005.

Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(1)(r)	Amendment No. 17 to Articles of Incorporation dated May 7, 2007	Exhibit to PEA No. 49 to Form N-1A Registration Statement filed June 1, 2007.
(1)(s)	Amendment No. 18 to Articles of Incorporation dated January 29, 2008	Exhibit to PEA No. 52 to Form N-1A Registration Statement filed January 29, 2008.
(1)(t)	Amendment No. 19 to Articles of Incorporation dated December 11, 2008	Exhibit to PEA No. 55 to Form N-1A Registration Statement filed December 15, 2008.
(1)(u)	Amendment No. 20 to Articles of Incorporation dated July 15, 2009	Exhibit to PEA No. 56 to Form N-1A Registration Statement filed July 16, 2009.
(1)(v)	Amendment No. 21 to Articles of Incorporation dated May 11, 2010	Exhibit to PEA No. 64 to Form N-1A Registration Statement filed August 30, 2010.
(1)(w)	Amendment No. 22 to Articles of Incorporation dated November 30, 2010	Exhibit to PEA No. 66 to Form N-1A Registration Statement filed December 15, 2010.
(1)(x)	Amendment No. 23 to Articles of Incorporation dated February 3, 2011	Exhibit to PEA No. 70 to Form N-1A Registration Statement filed February 28, 2011.
(1)(y)	Amendment No. 24 to Articles of Incorporation dated December 12, 2011	Exhibit to PEA No. 75 to Form N-1A Registration Statement filed December 23, 2011.
(1)(z)	Amendment No. 25 to Articles of Incorporation dated December 28, 2011	Exhibit to PEA No. 76 to Form N-1A Registration Statement filed December 29, 2011.
(1)(aa)	Amendment No. 26 to Articles of Incorporation dated September 7, 2012	Exhibit to PEA No. 79 to Form N-1A Registration Statement filed September 27, 2012.
(1)(bb)	Amendment No. 27 to Articles of Incorporation dated September 25, 2012	Exhibit to PEA No. 79 to Form N-1A Registration Statement filed September 27, 2012.
(1)(cc)	Amendment No. 28 to Articles of Incorporation dated May 13, 2013	Exhibit to PEA No. 84 to Form N-1A Registration Statement filed June 28, 2013.
(1)(dd)	Amendment No. 29 to Articles of Incorporation dated June 28, 2013	Exhibit to PEA No. 84 to Form N-1A Registration Statement filed June 28, 2013.
(1)(ee)	Amendment No. 30 to Articles of Incorporation dated August 16, 2013	Exhibit to PEA No. 87 to Form N-1A Registration Statement filed August 29, 2013.
(1)(ff)	Amendment No. 31 to Articles of Incorporation dated August 27, 2013	Exhibit to PEA No. 89 to Form N-1A Registration Statement filed September 27, 2013.
(1)(gg)	Amendment No. 32 to Articles of Incorporation dated December 23, 2013	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.
(1)(hh)	Amendment No. 33 to Articles of Incorporation dated February 27, 2014	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.
(1)(ii)	Amendment No. 34 to Articles of Incorporation dated March 27, 2014	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.

Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(1)(jj)	Amendment No. 35 to Articles of Incorporation dated May 23, 2014	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.
(1)(kk)	Amendment No. 36 to Articles of Incorporation dated July 25, 2014	Exhibit to Form N-14 Registration Statement filed on November 5, 2014.
(1)(ll)	Amendment No. 37 to Articles of Incorporation dated November 24, 2014	Exhibit to PEA No. 102 to Form N-1A Registration Statement filed December 14, 2014.
(1)(mm)	Amendment No. 38 to Articles of Incorporation to be effective December 19, 2014	Exhibit to PEA No. 103 to Form N-1A Registration Statement filed December 29, 2014.
(1)(nn)	Amendment No. 39 to Articles of Incorporation dated December 23, 2014	Exhibit to PEA No. 103 to Form N-1A Registration Statement filed December 29, 2014.
(1)(oo)	Amendment No. 40 to Articles of Incorporation dated March 30, 2015	Exhibit to PEA No. 107 to Form N-1A Registration Statement filed April 28, 2015.
(1)(pp)	Amendment No. 41 to Articles of Incorporation dated April 21, 2015	Exhibit to PEA No. 107 to Form N-1A Registration Statement filed April 28, 2015.
(1)(qq)	Amendment No. 42 to Articles of Incorporation dated May 18, 2015	Exhibit to PEA No. 110 to Form N-1A Registration Statement filed August 26, 2015.
(1)(rr)	Amendment No. 43 to Articles of Incorporation dated August 14, 2015	Exhibit to PEA No. 110 to Form N-1A Registration Statement filed August 26, 2015.
(1)(ss)	Amendment No. 44 to Articles of Incorporation dated December 15, 2015	Exhibit to PEA No. 112 to Form N-1A Registration Statement filed December 29, 2015.
(1)(tt)	Amendment No. 45 to Articles of Incorporation dated December 23, 2015	Exhibit to PEA No. 112 to Form N-1A Registration Statement filed December 29, 2015.
(1)(uu)	Amendment No. 46 to Articles of Incorporation dated May 25, 2016	Exhibit to PEA No. 116 to Form N-1A Registration Statement filed June 1, 2016.
(1)(vv)	Amendment No. 47 to Articles of Incorporation dated August 11, 2016	Exhibit to PEA No. 120 to Form N-1A Registration Statement filed March 1, 2017.
(1)(ww)	Amendment No. 48 to Articles of Incorporation dated March 1, 2017	Exhibit to PEA No. 120 to Form N-1A Registration Statement filed March 1, 2017.
(2)	By-Laws As Amended and Restated through February 8, 2017	Exhibit to PEA No. 120 to Form N-1A Registration Statement filed March 1, 2017.
(3)	Not Applicable	N/A
(4)	Form of Agreement and Plan of Reorganization	Filed as Appendix A to Part A of this Registration Statement on Form N-14.
(5)	Instruments Defining Rights of Security Holders	Incorporated by reference to the Articles of Incorporation & By-Laws.
(6)(a)	Form of Investment Advisory Contract with BMO Asset Management Corp. (f/k/a M&I Investment Management Corp.)	Appendix B to Definitive Proxy Statement on Schedule 14A filed August 24, 2011.

Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(6)(b)	Form of Amended and Restated Schedules A and B to Investment Advisory Contract	Exhibit to PEA No. 118 to Form N-1A Registration Statement filed December 22, 2016.
(6)(c)	Form of Amended and Restated Sub-Advisory Agreement with Taplin, Canida & Habacht for TCH Intermediate Income Fund	Annex A to Definitive Proxy Statement on Schedule 14A filed March 10, 2014.
(7)(a)	Distribution Agreement with BMO Investment Distributors, LLC (f/k/a M&I Distributors, LLC) dated July 5, 2011	Exhibit to PEA No. 72 to Form N-1A Registration Statement filed October 14, 2011.
(7)(b)	Amended and Restated Schedule A to Distribution Agreement	Exhibit to PEA No. 116 to Form N-1A Registration Statement filed June 1, 2016.
(8)	Not Applicable	N/A
(9)(a)	Custodian Contract with Marshall & Ilsley Trust Company (now, BMO Harris Bank, N.A.) dated April 26, 1993	Exhibit to PEA No. 10 to Form N-1A Registration Statement filed July 1, 1994.
(9)(b)	Amendment to Custodian Contract dated November 1, 1995	Exhibit to PEA No. 46 to Form N-1A Registration Statement filed October 31, 2005.
(9)(c)	Amendment to Custodian Contract dated November 1, 2000	Exhibit to PEA No. 46 to Form N-1A Registration Statement filed October 31, 2005.
(9)(d)	Amendment to Custodian Contract dated June 22, 2001	Exhibit to PEA No. 34 to Form N-1A Registration Statement filed October 29, 2001.
(10)(a)	Amended and Restated Rule 12b-1 Plan	Exhibit to PEA No. 120 to Form N-1A Registration Statement filed March 1, 2017.
(10)(b)	Form of Sales and Services Agreement, as Amended	Exhibit to PEA No. 116 to Form N-1A Registration Statement filed June 1, 2016.
(10)(c)	Amended and Restated Multiple Class Plan	Exhibit to PEA No. 120 to Form N-1A Registration Statement filed March 1, 2017.
(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant	Exhibit to initial filing of this Form N-14 Registration Statement filed on March 7, 2017.
(12)	Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters		X
(13)(a)	Administrative Services Agreement with M&I Trust Company dated January 1, 2000 and Amendment No. 1 thereto dated September 15, 2000	Exhibit to PEA No. 37 to Form N-1A Registration Statement filed October 30, 2003.
(13)(b)	Amendment to Administrative Services Agreement dated June 22, 2001	Exhibit to PEA No. 34 to Form N-1A Registration Statement filed October 29, 2001.
(13)(c)	Amendment to Administrative Services Agreement dated November 1, 2007	Exhibit to PEA No. 51 to Form N-1A Registration Statement filed November 30, 2007.
(13)(d)	Amendment to Administrative Services Agreement dated July 1, 2008	Exhibit to PEA No. 53 to Form N-1A Registration Statement filed September 16, 2008.
(13)(e)	Form of Fifth Amendment to Administrative Services Agreement	Exhibit to PEA No. 76 to Form N-1A Registration Statement filed December 29, 2011.

Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(13)(f)(1)	Form of Sixth Amendment to Administrative Services Agreement	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.
(13)(f)(2)	Form of Seventh Amendment to Administrative Services Agreement	Exhibit to PEA No. 102 to Form N-1A Registration Statement filed December 15, 2014.
(13)(f)(3)	Form of Eighth Amendment to Administrative Services Agreement	Exhibit to PEA No. 103 to Form N-1A Registration Statement filed December 29, 2014.
(13)(f)(4)	Form of Ninth Amendment to Administrative Services Agreement	Exhibit to PEA No. 110 to Form N-1A Registration Statement filed August 26, 2015.
(13)(g)	Sub-Administration Agreement with UMB Fund Services, Inc. dated September 1, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(13)(h)	Fifteenth Amended and Restated Schedule A to Sub-Administration Agreement	Exhibit to PEA No. 118 to Form N-1A Registration Statement filed December 22, 2016.
(13)(i)	Shareholder Services Agreement dated July 5, 2011	Exhibit to PEA No. 72 to Form N-1A Registration Statement filed October 14, 2011.
(13)(j)	Amended and Restated Exhibit 1 of Shareholder Services Agreement	Exhibit to PEA No. 118 to Form N-1A Registration Statement filed December 22, 2016.
(13)(k)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated June 30, 2011	Exhibit to PEA No. 76 to Form N-1A Registration Statement filed December 29, 2011.
(13)(l)	Amendment to Transfer Agency Agreement dated December 21, 2012	Exhibit to PEA No. 81 to Form N-1A Registration Statement filed December 27, 2012.
(13)(m)	Form of Amended Schedule A to Transfer Agency and Service Agreement	Exhibit to PEA No. 116 to Form N-1A Registration Statement filed June 1, 2016.
(13)(n)	Fund Accounting Agreement with UMB Fund Services, Inc. dated September 1, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(13)(o)	Eleventh Amended and Restated Schedule A to Fund Accounting Agreement with UMB Fund Services, Inc.	Exhibit to PEA No. 118 to Form N-1A Registration Statement filed December 22, 2016.
(13)(p)	Fund Accounting Agreement with State Street Bank and Trust Company (formerly Investors Bank & Trust Company) dated September 1, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(13)(q)	Amended and Restated Appendix A to Fund Accounting Agreement with State Street Bank & Trust Company	Exhibit to PEA No. 112 to Form N-1A Registration Statement filed December 29, 2015.
(13)(r)	Form of Amended and Restated Expense Limitation Agreement	Exhibit to PEA No. 89 to Form N-1A Registration Statement filed September 27, 2013.
(13)(s)	Amended and Restated Schedule A to Amended and Restated Expense Limitation Agreement	Exhibit to PEA No. 120 to Form N-1A Registration Statement filed March 1, 2017.

Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(14)	Consent of Independent Registered Public Accounting Firm	Exhibit to initial filing of this Form N-14 Registration Statement filed on March 7, 2017.
(15)	Not Applicable	N/A
(16)	Power of Attorney	Exhibit to initial filing of this Form N-14 Registration Statement filed on March 7, 2017.
(17)(a)	Final Form of Proxy Card		X
(17)(b)	Prospectus of BMO TCH Intermediate Income Fund dated December 29, 2016, as supplemented April 7, 2017	PEA No. 118 to Form N-1A Registration Statement filed December 22, 2016; Supplement filed under Rule 497 on April 7, 2017.
(17)(c)	Prospectus of BMO Strategic Income Fund dated December 29, 2016, as supplemented June 30, 2017	PEA No. 118 to Form N-1A Registration Statement filed December 22, 2016; Supplement filed under Rule 497 on June 30, 2017.
(17)(d)	Statement of Additional Information of the BMO TCH Intermediate Income Fund and BMO Strategic Income Fund dated December 29, 2016, as supplemented April 7, 2017 and June 30, 2017	PEA No. 118 to Form N-1A Registration Statement filed December 22, 2016; Supplements filed under Rule 497 on April 7, 2017 and June 30, 2017.
(17)(e)	BMO Funds’ Annual Report to Shareholders for the Fiscal Year Ended August 31, 2016	Form N-CSR filed on November 8, 2016.
(17)(f)	BMO Funds’ Semi-Annual Report to Shareholders for Six Months Ended February 28, 2017	Form N-CSRS filed on May 4, 2017.

X Filed herewith.

Item 17. Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 13th day of July, 2017.

BMO FUNDS, INC.
(Registrant)

By:	/s/ John M. Blaser
John M. Blaser
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director	July 13, 2017

/s/ Timothy M. Bonin Timothy M. Bonin	Treasurer (principal financial officer)	July 13, 2017

* Larry D. Armel	Director	July 13, 2017

* Ridge A. Braunschweig	Director	July 13, 2017

* Christopher B. Begy	Director	July 13, 2017

* Benjamin M. Cutler	Director	July 13, 2017

* John A. Lubs	Director	July 13, 2017

* James Mitchell	Director	July 13, 2017

* Barbara J. Pope	Director	July 13, 2017

*By:	/s/ John M. Blaser
John M. Blaser
As attorney-in-fact pursuant to Power of Attorney incorporated by reference herewith.